INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
INTANGIBLE ASSETS

NOTE 12 INTANGIBLE ASSETS

a)   Intangibles assets as December 31, 2017 and 2016 consisted of the following:

As of December 31, 2017

	Useful life	Remaining amortization	Net Balance as of January 1, 2017	Gross balance	Accumulated amortization	Net Balance
Concept	years	years	MCh$	MCh$	MCh$	MCh$
Integrated banking system	15	1	1,214	9,824	(9,361)	463
Computer equipment system or software	3	1	86,110	193,256	(80,364)	112,892
IT Projects	8	5	21,300	42,474	(25,811)	16,663
Generated in business combination			1,505,034	1,502,615	(70,625)	1,431,990
- Goodwill			1,145,308	1,126,663	—	1,126,663
- Trademark	10	9	47,209	51,417	(9,311)	42,106
- Customer relationship	12	11	89,827	91,046	(15,008)	76,038
- Core deposit	9	8	222,690	233,489	(46,306)	187,183
Other projects	10	1	817	3,645	(2,999)	646
Total			1,614,475	1,751,814	(189,160)	1,562,654

As of December 31, 2016

	Useful life	Remaining amortization	Net Balance as of January 1, 2016	Gross balance	Accumulated amortization	Net Balance
Concept	years	years	MCh$	MCh$	MCh$	MCh$
Integrated banking system	15	2	—	9,825	(8,611)	1,214
Computer equipment system or software	3	2	49,960	152,560	(66,450)	86,110
IT Projects	8	6	—	42,447	(21,147)	21,300
Generated in business combination			899	1,536,891	(31,857)	1,505,034
- Goodwill			—	1,145,308	—	1,145,308
- Trademark	10	10	—	51,449	(4,240)	47,209
- Customer relationship	12	12	899	96,674	(6,847)	89,827
- Core deposit	9	9	—	243,460	(20,770)	222,690
Other projects	10	2	950	3,645	(2,828)	817
Total			51,809	1,745,368	(130,893)	1,614,475

b)   The movement of intangible assets in the period ended December 31, 2017 and 2016 was as follows:

	Integrated banking system	Computer equipment system or software	IT Projets	Generated in business combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	9,825	152,560	42,447	391,583	1,145,308	3,645	1,745,368
Purchases	39	40,975	1,889	—	—	—	42,903
Integration Itaú Corpbanca	—	—	—	—	—	—	—
Additions resulting from business combination	—	—	—	—	—	—	—
Retirements	—	(123)	—	—	—	—	(123)
Exchange differences	(40)	(156)	(1,862)	(15,631)	(18,645)	—	(36,334)
Balances as of December 31, 2017	9,824	193,256	42,474	375,952	1,126,663	3,645	1,751,814

	Integrated banking system	Computer equipment system or software	IT Projets	Generated in business combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2016	—	73,554	—	1,284	—	1,520	76,358
Purchases	511	80,509	738	—	—	—	81,758
Integration Itaú Corpbanca	9,342	81,446	41,714	319,733	338,909	2,239	793,383
Additions resulting from business combination	—	—	—	389,558	1,144,338	—	1,533,896
Retirements	—	(83,205)	—	(319,733)	(338,909)	(532)	(742,379)
Exchange differences	(28)	312	(5)	741	970	—	1,990
Others	—	(56)	—	—	—	418	362
Balances as of December 31, 2016	9,825	152,560	42,447	391,583	1,145,308	3,645	1,745,368

c)   Movements of accumulated amortization of intangible assets as of December 31, 2017 and 2016 were detailed as follows:

	Integrated banking system	Computer equipment system or software	IT Projets	Generated in business combination	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	(8,611)	(66,450)	(21,147)	(31,857)	(2,828)	(130,893)
Amortization (Note 30)	(788)	(15,819)	(4,672)	(41,038)	(158)	(62,475)
Exchange differences	38	1,905	8	2,270	(13)	4,208
Balances as of December 31, 2017	(9,361)	(80,364)	(25,811)	(70,625)	(2,999)	(189,160)

	Integrated banking system	Computer equipment system or software	IT Projets	Generated in business combination	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2016	—	(23,594)	—	(385)	(570)	(24,549)
Amortization (Note 30)	(855)	(13,727)	(3,693)	(31,431)	(152)	(49,858)
Integration Itaú Corpbanca	(7,755)	(29,184)	(17,452)	(49,762)	(1,688)	(105,841)
Retirements	—	—	—	49,762	—	49,762
Exchange differences	—	—	—	(41)	—	(41)
Others	(1)	55	(2)	—	(418)	(366)
Balances as of December 31, 2016	(8,611)	(66,450)	(21,147)	(31,857)	(2,828)	(130,893)

d)   As of December 31, 2017 and 2016, the Bank has entered into the following contractual commitments for the acquisition of intangible assets:

	As of December 31,
	2017	2016
License detail	MCh$	MCh$
IBM	1,154	851
Microsoft	—	726
ULA	—	426
Kony	321	—
Vcloud Suite	169	—
MIS	129	—
Identify Guard IDG)	116	—

e)   Impairment

At each reporting date, Banco Itaú Corpbanca evaluates whether there is any indication of impairment of any asset. Should any such indication exist, or when impairment testing is required, the entity will estimate the asset’s recoverable amount, (see note 30).

f)   Restrictions

As of December 31, 2017 and 2016, the Bank and its subsidiaries have no restrictions on intangible assets. In addition, no intangible assets have been given in guarantee for compliance of any obligations. There are also no amounts owed by the Bank on intangible assets as of the aforementioned dates.